Segment reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment reporting
7.	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision makers, who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision makers have been identified as executive directors of the Company, who review the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.
For the purpose of internal reporting and management’s operation review, the chief operating decision-makers and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.